Subsequent Event (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified		1 Months Ended
	Dec. 31, 2012	Jan. 31, 2013 Subsequent Event [Member]	Jan. 30, 2013 Junior Subordinated Debt [Member] Subsequent Event [Member]
Subsequent Event (Textual) [Abstract]
Original Face Amount	$ 193,500		$ 34,500
Debt instrument interest rate stated percentage			7.95%
Preferred Securities Redemption Price Per Share		$ 10